Consolidated Balance Sheets (Parenthetical) (CAD) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Accumulated depreciation on property, plant and equipment	2,838.0	2,462.6
Accumulated amortization	59.7	40.2
Common stock, par value
Common stock, shares authorized	unlimited	unlimited
Common stock, shares issued	122.83	114.62
Common stock, shares outstanding	122.83	114.62
Preferred stock, par value per share	25	25
Preferred stock, shares authorized	unlimited	unlimited
Preferred stock, shares issued	6	6
Preferred stock, shares outstanding	6	6